Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Future Minimum Principal Payments on Notes Payable	Future minimum principal payments on notes payable are as follows:

Year ending December 31,
2013	$189,496
2014	778,754
2015	531,750

Total	$1,500,000

Future minimum principal payments on notes payable are as follows:

Year Ending December 31,
2013	$120,485
2014 2015	249,944 129,571
Total	$500,000